Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

31.Share-based payments

31.1.Option plans

As of December 31, 2020, the Group has the following outstanding option plans:

	2015 Restricted Stock Unit Plan	2019 Employee Stock
	(RSU Plan)	Option Plan (2019 ESOP)
Adoption date	July, 2015	June, 2019
Type of shares	class B shares	class B shares
Number of options or RSUs reserved	Up to 2,100,000 shares	Up to 3,100,000 shares
Exercise price	Granted during:	Granted during:
	Year 2016: n/a	Year 2019: U.S. $ 16.75
	Year 2017: n/a	Year 2020: U.S. $ 13.70-17.19
Year 2018: n/a
Year 2019: n/a
Exercise basis	Shares	Shares
Expiration date	December 2022	December 2026
Vesting period	Three vesting during up to 2 years	Two vesting during up to 4 years
Other major terms	- The units are not transferrable	- The units are not transferrable
- All other terms of the units under 2015 RSU Plan are to be determined by the Company's BOD or the CEO, if so resolved by the BOD, acting as administrator of the Plan

-The Compensation Committee of the Board, acting as Administrator of the Plan, shall have the authority to adopt, amend and repeal such administrative rules, guidelines and practices relating to the Plan as it deems advisable.

In April 2018, QIWI plc established QIWI Employees Trust, which owns shares reserved for ESOP and RSU plans and transfers them to employees who exercise their options. The Trust is not a legal entity and major decisions relating to its activities are determined by QIWI plc. In these financial statements it is regarded as an extension of QIWI plc.

31.2.Changes in outstanding options

The following table illustrates the movements in share options during the year ended December 31, 2020:

			Forfeited
	As of	Granted	and expired	Exercised	As of
	December 31,	during the	during the	during the	December 31,
	2019	period	period	period	2020
2012 ESOP	1,153,775	—	(1,018,742)	(135,033)	—
2015 RSU Plan	365,723	—	(38,696)	(254,357)	72,670
2019 ESOP	930,000	700,000	—	—	1,630,000
Total	2,449,498	700,000	(1,057,438)	(389,390)	1,702,670

As of December 31, 2020 the Company has 1,630,000 options outstanding, all of which are unvested, and 72,670 RSUs outstanding, of which 32,570 are vested and 40,100 are unvested.

The weighted average price for share options exercised under ESOP during the year was U.S. $13.65 and exercised under RSU plan was nil.

31.3.Valuations of share-based payments

The valuation of all equity-settled options granted are summarized in the table below:

							Weighted
							average
	Number					Weighted	fair value
	of			Risk-free	Expec-	average	per option/
Option plan/	options/	Dividend	Volatility,	interest	ted term,	share price	RSU (U.S.	Valuation
Grant date	RSUs	yield, %	%	rate, %	years	(U.S. $)	$)	method
2012 ESOP	4,128,521	0-5.03%	28%-49.85%	0.29%-3.85%	2-4	28.10	7.14	Black-Scholes-Merton
2015 RSU Plan	2,035,808	0-5.70%	40.65%-64.02%	2.89%-4.34%	0-2	15.26	14.56	Binominal
2019 ESOP	1,980,000	2.73%-8.76%	41.12%-65.47%	0.24%-1.94%	0-4	18.45	5.57	Black-Scholes-Merton

The forfeiture rate used in valuation models granted during the year is from nil to 12%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.

31.4.Share-based payment expense

The amount of expense arising from equity-settled share-based payment transactions for the year ended December 31, 2020 was 43 (2019 - 464, 2018 – 635).